ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Payable And Accrual [Line Items]
Employees and payroll accruals	$ 111	$ 77
Accrued expenses	44	29
Other	2	2
Accrued Liabilities and Other Liabilities, Total	$ 157	$ 108